Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net income	$ 236.6	$ 4,679.5	$ 1,316.1
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	1,909.3	(9,751.4)	(1,607.2)
Net unrealized gains (losses) on derivative instruments	(41.8)	(23.1)	33.5
Liability for future policy benefits discount rate remeasurement gain (loss)	(392.2)	4,973.4	1,640.1
Market risk benefit nonperformance risk gain (loss)	(31.1)	111.5	(2.2)
Net unrecognized postretirement benefit obligation	1.8	(2.0)	1.5
Other comprehensive income (loss)	1,446.0	(4,691.6)	65.7
Comprehensive income (loss)	1,682.6	(12.1)	1,381.8
Comprehensive income attributable to noncontrolling interest	19.6	62.2	24.3
Comprehensive income (loss) attributable to Principal Life Insurance Company	$ 1,663.0	$ (74.3)	$ 1,357.5